Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (10-Q) - shares	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,205,447	6,087,497	45,743,298	57,249,552
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		35,000		35,000
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	125,000	6,052,497		5,052,497
Note Convertible into Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,080,447		45,743,298	52,162,055